Long-Term Debt - Schedule of Carrying Amounts and Estimated Fair Values of Long-Term Debt (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Mar. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Less: current maturities	$ (33,060)		$ (25,346)
Long-term debt, less current maturities	2,107,258		1,798,576
Long-term Debt, Current and Noncurrent Abstract
Less: current maturities	(33,060)		(25,346)
Long-term debt, less current maturities	2,107,258		1,798,576
Southwest Gas Corporation
Debt Instrument [Line Items]
Long-term debt, less current maturities	1,818,669		1,521,031
Long-term Debt, Current and Noncurrent Abstract
Long-term debt, less current maturities	1,818,669		$ 1,521,031
Notes, 3.7%, due 2028 | Southwest Gas Corporation
Debt Instrument [Line Items]
Notes payable	$ 300,000
Long-term Debt, Current and Noncurrent Abstract
Debt instrument interest rate		3.70%
Debentures | Notes, 4.45%, due 2020 | Southwest Gas Corporation
Long-term Debt, Current and Noncurrent Abstract
Debt instrument interest rate	4.45%		4.45%
Debentures | Notes, 6.1%, due 2041 | Southwest Gas Corporation
Long-term Debt, Current and Noncurrent Abstract
Debt instrument interest rate	6.10%		6.10%
Debentures | Notes, 3.875%, due 2022 | Southwest Gas Corporation
Long-term Debt, Current and Noncurrent Abstract
Debt instrument interest rate	3.875%		3.875%
Debentures | Notes, 4.875%, due 2043 | Southwest Gas Corporation
Long-term Debt, Current and Noncurrent Abstract
Debt instrument interest rate	4.875%		4.875%
Debentures | Notes, 3.8%, due 2046 | Southwest Gas Corporation
Long-term Debt, Current and Noncurrent Abstract
Debt instrument interest rate	3.80%		3.80%
Debentures | Notes, 3.7%, due 2028 | Southwest Gas Corporation
Long-term Debt, Current and Noncurrent Abstract
Debt instrument interest rate	3.70%		3.70%
Debentures | 8% Series, due 2026 | Southwest Gas Corporation
Long-term Debt, Current and Noncurrent Abstract
Debt instrument interest rate	8.00%		8.00%
Debentures | Medium-term notes, 7.78% series, due 2022 | Southwest Gas Corporation
Long-term Debt, Current and Noncurrent Abstract
Debt instrument interest rate	7.78%		7.78%
Debentures | Medium-term notes, 7.92% series, due 2027 | Southwest Gas Corporation
Long-term Debt, Current and Noncurrent Abstract
Debt instrument interest rate	7.92%		7.92%
Debentures | Medium-term notes, 6.76% series, due 2027 | Southwest Gas Corporation
Long-term Debt, Current and Noncurrent Abstract
Debt instrument interest rate	6.76%		6.76%
Carrying Amount
Debt Instrument [Line Items]
Less: current maturities	$ (33,060)		$ (25,346)
Long-term debt, less current maturities	2,107,258		1,798,576
Long-term Debt, Current and Noncurrent Abstract
Less: current maturities	(33,060)		(25,346)
Long-term debt, less current maturities	2,107,258		1,798,576
Carrying Amount | Southwest Gas Corporation
Debt Instrument [Line Items]
Less: current maturities	0		0
Long-term debt, less current maturities	1,818,669		1,521,031
Long-term Debt, Current and Noncurrent Abstract
Long-term debt	1,818,669		1,521,031
Less: current maturities	0		0
Long-term debt, less current maturities	1,818,669		1,521,031
Carrying Amount | Centuri
Debt Instrument [Line Items]
Less: current maturities	(33,060)		(25,346)
Long-term debt, less current maturities	288,589		277,545
Unamortized debt issuance costs	(1,414)		(1,111)
Long-term Debt, Current and Noncurrent Abstract
Long-term debt	321,649		302,891
Less: current maturities	(33,060)		(25,346)
Long-term debt, less current maturities	288,589		277,545
Centuri term loan/secured revolving credit facility	254,545		198,467
Carrying Amount | Centuri secured revolving credit facility | Centuri
Long-term Debt, Current and Noncurrent Abstract
Centuri term loan/secured revolving credit facility	0		56,472
Carrying Amount | Revolving credit facility and commercial paper | Southwest Gas Corporation
Debt Instrument [Line Items]
Line of credit facility	150,000		150,000
Carrying Amount | Centuri term loan facility | Centuri
Long-term Debt, Current and Noncurrent Abstract
Centuri term loan/secured revolving credit facility	255,959		199,578
Carrying Amount | Centuri other debt obligations | Centuri
Long-term Debt, Current and Noncurrent Abstract
Centuri other debt obligations	67,104		47,952
Carrying Amount | Debentures | Southwest Gas Corporation
Debt Instrument [Line Items]
Unamortized discount and debt issuance costs	(11,807)		(9,350)
Notes payable	1,470,693		1,173,150
Carrying Amount | Debentures | Notes, 4.45%, due 2020 | Southwest Gas Corporation
Debt Instrument [Line Items]
Notes payable	125,000		125,000
Carrying Amount | Debentures | Notes, 6.1%, due 2041 | Southwest Gas Corporation
Debt Instrument [Line Items]
Notes payable	125,000		125,000
Carrying Amount | Debentures | Notes, 3.875%, due 2022 | Southwest Gas Corporation
Debt Instrument [Line Items]
Notes payable	250,000		250,000
Carrying Amount | Debentures | Notes, 4.875%, due 2043 | Southwest Gas Corporation
Debt Instrument [Line Items]
Notes payable	250,000		250,000
Carrying Amount | Debentures | Notes, 3.8%, due 2046 | Southwest Gas Corporation
Debt Instrument [Line Items]
Notes payable	300,000		300,000
Carrying Amount | Debentures | Notes, 3.7%, due 2028 | Southwest Gas Corporation
Debt Instrument [Line Items]
Notes payable			0
Carrying Amount | Debentures | 8% Series, due 2026 | Southwest Gas Corporation
Debt Instrument [Line Items]
Notes payable	75,000		75,000
Carrying Amount | Debentures | Medium-term notes, 7.78% series, due 2022 | Southwest Gas Corporation
Debt Instrument [Line Items]
Notes payable	25,000		25,000
Carrying Amount | Debentures | Medium-term notes, 7.92% series, due 2027 | Southwest Gas Corporation
Debt Instrument [Line Items]
Notes payable	25,000		25,000
Carrying Amount | Debentures | Medium-term notes, 6.76% series, due 2027 | Southwest Gas Corporation
Debt Instrument [Line Items]
Notes payable	7,500		7,500
Carrying Amount | IDRBs | Southwest Gas Corporation
Debt Instrument [Line Items]
Unamortized discount and debt issuance costs	(2,024)		(2,119)
Unsecured debt	197,976		197,881
Carrying Amount | IDRBs | Tax-exempt Series A, due 2028 | Southwest Gas Corporation
Debt Instrument [Line Items]
Unsecured debt	50,000		50,000
Carrying Amount | IDRBs | 2003 Series A, due 2038 | Southwest Gas Corporation
Debt Instrument [Line Items]
Unsecured debt	50,000		50,000
Carrying Amount | IDRBs | 2008 Series A, due 2038 | Southwest Gas Corporation
Debt Instrument [Line Items]
Unsecured debt	50,000		50,000
Carrying Amount | IDRBs | 2009 Series A, due 2039 | Southwest Gas Corporation
Debt Instrument [Line Items]
Unsecured debt	50,000		50,000
Market Value | Centuri secured revolving credit facility | Centuri
Long-term Debt, Current and Noncurrent Abstract
Centuri term loan/secured revolving credit facility	0		56,525
Market Value | Revolving credit facility and commercial paper | Southwest Gas Corporation
Debt Instrument [Line Items]
Line of credit facility, fair value	150,000		150,000
Market Value | Centuri term loan facility | Centuri
Long-term Debt, Current and Noncurrent Abstract
Centuri term loan/secured revolving credit facility	260,135		207,588
Market Value | Centuri other debt obligations | Centuri
Long-term Debt, Current and Noncurrent Abstract
Centuri other debt obligations	67,053		48,183
Market Value | Debentures | Notes, 4.45%, due 2020 | Southwest Gas Corporation
Debt Instrument [Line Items]
Notes payable, fair value disclosure	126,213		129,273
Market Value | Debentures | Notes, 6.1%, due 2041 | Southwest Gas Corporation
Debt Instrument [Line Items]
Notes payable, fair value disclosure	150,728		158,304
Market Value | Debentures | Notes, 3.875%, due 2022 | Southwest Gas Corporation
Debt Instrument [Line Items]
Notes payable, fair value disclosure	254,195		256,163
Market Value | Debentures | Notes, 4.875%, due 2043 | Southwest Gas Corporation
Debt Instrument [Line Items]
Notes payable, fair value disclosure	268,985		283,243
Market Value | Debentures | Notes, 3.8%, due 2046 | Southwest Gas Corporation
Debt Instrument [Line Items]
Notes payable, fair value disclosure	267,030		302,970
Market Value | Debentures | Notes, 3.7%, due 2028 | Southwest Gas Corporation
Debt Instrument [Line Items]
Notes payable, fair value disclosure	298,926		0
Market Value | Debentures | 8% Series, due 2026 | Southwest Gas Corporation
Debt Instrument [Line Items]
Notes payable, fair value disclosure	93,827		96,063
Market Value | Debentures | Medium-term notes, 7.78% series, due 2022 | Southwest Gas Corporation
Debt Instrument [Line Items]
Notes payable, fair value disclosure	27,497		28,714
Market Value | Debentures | Medium-term notes, 7.92% series, due 2027 | Southwest Gas Corporation
Debt Instrument [Line Items]
Notes payable, fair value disclosure	30,016		31,542
Market Value | Debentures | Medium-term notes, 6.76% series, due 2027 | Southwest Gas Corporation
Debt Instrument [Line Items]
Notes payable, fair value disclosure	8,651		8,882
Market Value | IDRBs | Tax-exempt Series A, due 2028 | Southwest Gas Corporation
Debt Instrument [Line Items]
Unsecured debt, fair value	50,000		50,000
Market Value | IDRBs | 2003 Series A, due 2038 | Southwest Gas Corporation
Debt Instrument [Line Items]
Unsecured debt, fair value	50,000		50,000
Market Value | IDRBs | 2008 Series A, due 2038 | Southwest Gas Corporation
Debt Instrument [Line Items]
Unsecured debt, fair value	50,000		50,000
Market Value | IDRBs | 2009 Series A, due 2039 | Southwest Gas Corporation
Debt Instrument [Line Items]
Unsecured debt, fair value	$ 50,000		$ 50,000